Differences between Financial Statements and Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 1,422,823	$ 1,273,510
Adjustments from contract value to fair value for fully benefit-responsive investment contracts	(4,659)	(8,977)
Benefits due to participants but unpaid at year-end	(31)	(24)
Deemed distributions of participant loans per the Form 5500	(56)	(39)
Net assets available for benefits per the Form 5500	$ 1,418,077	$ 1,264,470